Investments in Non-Marketable Equity Securities (Details Textual) - USD ($) $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	May 31, 2015	Oct. 31, 2014	May 31, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Security Owned Not Readily Marketable [Line Items]
Impairment loss on investment							$ 0	$ 0	$ 309
Gains (losses) on sale of securities, net							$ 10	1,993	10,471
L Company [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds from Sale, Maturity and Collection of Investments			$ 1,682		$ 14,743
Gains (losses) on sale of securities, net								$ 1,682	10,743
Total Proceeds From Sale, Maturity and Collection Of Investments					$ 16,425
S Company [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds from Sale, Maturity and Collection of Investments						$ 4,948
Gains (losses) on sale of securities, net									241
Chi Lin Optoelectronics Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds From Capital Reduction Of Investments	$ 137
Jetronics International Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds From Capital Reduction Of Investments		$ 431		$ 1,168
Oculon Optoelectronics Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Impairment loss on investment									$ 309